Summary of Significant Accounting Policies - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Short-term investments:
Investment in marketable equity security	[1]	$ 1,480	$ 1,334
Derivative assets
Short term investments		1,560	1,433
Quoted price in active markets for identical assets Level 1 [Member]
Short-term investments:
Investment in marketable equity security	[1]	1,480	1,334
Derivative assets
Short term investments		1,480	1,334
Significant other observable inputs Level 2 [Member]
Short-term investments:
Investment in marketable equity security	[1]
Derivative assets
Short term investments		80	99
Significant unobservable inputs Level 3 [Member]
Short-term investments:
Investment in marketable equity security	[1]
Derivative assets
Short term investments
Foreign currency swap contracts [Member]
Derivative assets
Derivative assets	[2]	53	95
Foreign currency swap contracts [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Derivative assets
Derivative assets	[2]
Foreign currency swap contracts [Member] | Significant other observable inputs Level 2 [Member]
Derivative assets
Derivative assets	[2]	53	95
Foreign currency swap contracts [Member] | Significant unobservable inputs Level 3 [Member]
Derivative assets
Derivative assets	[2]
Interest rate swap contracts [Member]
Derivative assets
Derivative assets	[2]	27	4
Interest rate swap contracts [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Derivative assets
Derivative assets	[2]
Interest rate swap contracts [Member] | Significant other observable inputs Level 2 [Member]
Derivative assets
Derivative assets	[2]	27	4
Interest rate swap contracts [Member] | Significant unobservable inputs Level 3 [Member]
Derivative assets
Derivative assets	[2]

[1]	Jilin Zhengye had investment in common shares of Jiangxi Zhengbang Technology Co., Ltd. (“Zhengbang”), which is a public company listed on Shanghai Stock Exchange. The investment in Zhengbang with readily determinable fair value is measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.
[2]	Jilin Zhengye entered into foreign currency swap contracts and cross-currency interest rate swap contracts on November 28, 2024 with a commercial bank to (i) exchange its funds denominated in RMB for Japanese Yen (“JPY”) at a fixed exchange rate of 0.047840 with the notional amount of RMB20,222; and (ii) exchange the monthly floating rate interest payment denominated in JPY (see Note 12) for a fixed rate of 3.15% interest payment denominated in RMB. The foreign currency swap contracts and cross currency interest rate swap contracts will be terminated on November 24, 2025 and November 25, 2025, respectively. Jilin Zhengye determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are remeasured to fair value at each reporting date and the fair value of foreign currency swap contracts is based on market quotes for foreign currencies and interest rate swaps are based on market interest curves. As observable inputs are available for these derivatives, they have been classified in Level 2. Changes in the fair value of foreign currency swap derivative and interest rate swap derivative are recognized in the consolidated statements of operations and comprehensive income (loss) as unrealized gains on short-term investments. Jilin Zhengye entered into foreign currency swap contracts and cross-currency interest rate swap contracts on November 7, 2025 with a commercial bank to (i) exchange its funds denominated in RMB for Japanese Yen (“JPY”) at a fixed exchange rate of 0.046410 with the notional amount of RMB10,568; and (ii) exchange the monthly floating rate interest payment denominated in JPY (see Note 12) for a fixed rate of 2.89% interest payment denominated in RMB. The foreign currency swap contracts and cross currency interest rate swap contracts will be terminated on November 5, 2026 and November 6, 2026, respectively. Jilin Zhengye determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are remeasured to fair value at each reporting date and the fair value of foreign currency swap contracts is based on market quotes for foreign currencies and interest rate swaps are based on market interest curves. As observable inputs are available for these derivatives, they have been classified in Level 2. Changes in the fair value of foreign currency swap derivative and interest rate swap derivative are recognized in the consolidated statements of operations and comprehensive income (loss) as unrealized gains on short-term investments.